UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01436

CAPSTONE SERIES FUND, INC.
(Exact name of registrant as specified in charter)

3700 W. SAM HOUSTON PARKWAY SOUTH , SUITE 250, HOUSTON, TX	77042
(Address of principal executive offices)	(Zip code)

CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OHIO	43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	800-262-6631

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2015 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.4%)
AEROSPACE & DEFENSE (1.8%)
AAR Corp.	10,100	$272,195
Aerojet Rocketdyne Holdings, Inc.(a)	3,290	77,019
AeroVironment, Inc.(a)	820	21,369
American Science & Engineering, Inc.	370	16,535
BE Aerospace, Inc.	4,500	219,195
Cubic Corp.	930	41,264
Curtiss-Wright Corp.	3,080	207,500
Engility Holdings, Inc.(a)	4,400	96,404
Esterline Technologies Corp.(a)	1,350	119,691
Huntington Ingalls Industries, Inc.	2,040	239,516
KLX, Inc.(a)	2,310	90,737
Moog, Inc., Class A(a)	1,730	115,668
National Presto Industries, Inc.	1,990	157,528
Orbital ATK, Inc.	5,023	356,382
TASER International, Inc.(a)	11,330	308,403
Teledyne Technologies, Inc.(a)	1,690	175,202
Triumph Group, Inc.	3,830	206,246
		2,720,854

AIR FREIGHT & LOGISTICS (0.4%)
Atlas Air Worldwide Holdings(a)	5,980	293,917
Echo Global Logistics, Inc.(a)	960	31,008
Forward Air Corp.	2,330	113,121
Hub Group, Inc., Class A(a)	5,030	211,914
UTI Worldwide, Inc.(a)	4,800	40,320
		690,280

AIRLINES (1.1%)
Alaska Air Group, Inc.	6,850	518,887
Allegiant Travel Co.	1,209	257,190
Hawaiian Holdings, Inc.(a)	2,080	45,178
JetBlue Airways Corp.(a)	21,410	492,002
Republic Airways Holdings, Inc.(a)	1,470	7,409
SkyWest, Inc.	23,370	387,007
		1,707,673

AUTO COMPONENTS (0.7%)
Dana Holding Corp.	10,150	188,384
Dorman Products, Inc.(a)	1,330	70,198
Drew Industries, Inc.	1,070	62,766
Gentex Corp.	15,060	242,165
Gentherm, Inc.(a)	6,840	344,257
Standard Motor Products, Inc.	790	28,890
Superior Industries International, Inc.	8,150	137,898
		1,074,558

AUTOMOBILES (0.2%)
Thor Industries, Inc.	1,950	108,966
Winnebago Industries, Inc.	5,620	125,495
		234,461

BANKS (5.3%)
Associated Bancorp	13,460	265,297
BancorpSouth, Inc.	4,170	105,376
Bank of Hawaii Corp.	1,820	122,795
Bank of the Ozarks, Inc.	5,090	224,571
Banner Corp.	620	29,549
BBCN Bancorp, Inc.	4,840	74,294
Boston Private Financial Holdings, Inc.	12,130	152,595
Cardinal Financial Corp.	1,420	33,171
Cathay General Bancorp	3,620	116,238
Central Pacific Financial Corp.	3,160	73,596
City Holding Co.	320	15,430
City National Corp.	2,220	199,600
Columbia Banking System, Inc.	1,970	64,596
Commerce Bancshares, Inc.	3,144	148,051
Community Bank System, Inc.	1,190	45,494
Cullen/Frost Bankers, Inc.	2,560	185,472
CVB Financial Corp.	3,720	65,881
East West Bancorp, Inc.	5,780	258,713
F.N.B. Corp.	9,910	136,659
First Bancorp(a)	20,352	87,717
First Commonwealth Financial Corp.	4,950	45,540
First Financial Bancorp	2,060	39,161
First Financial Bankshares, Inc.	2,770	94,125
First Horizon National Corp.	10,170	161,195
First Midwest Bancorp, Inc.	11,530	216,418
First Niagara Financial Group, Inc.	19,580	190,122
FirstMerit Corp.	10,630	199,206
Fulton Financial Corp.	11,380	147,485
Glacier Bancorp, Inc.	7,010	196,981
Hancock Holding Co.	5,719	167,109
Hanmi Financial Corp.	1,231	31,157
Home Bancshares, Inc.	5,356	213,276
Independent Bank Corp. - Massachusetts	840	40,622
International Bancshares Corp.	5,240	141,113
LegacyTexas Financial Group, Inc.	1,340	40,723
MB Financial, Inc.	6,401	218,274
National Penn Bancshares, Inc.	5,310	56,923
NBT Bancorp	1,390	37,572
OFG BanCorp	9,260	74,636
Old National Bancorp	4,940	71,087
PacWest Bancorp	3,970	183,771
Pinnacle Financial Partners, Inc.	2,950	156,616
PrivateBancorp, Inc.	5,630	232,744
Prosperity Bancshares, Inc.	3,560	194,340
S & T Bancorp, Inc.	890	27,519
Signature Bank(a)	2,630	382,902
Simmons First National Corp., Class A	620	28,179
Southside Bancshares, Inc.	850	23,222
Sterling BanCorp	2,958	44,045
Susquehanna Bancshares, Inc.	15,440	219,248
SVB Financial Group(a)	2,120	303,372
Synovus Financial Corp.	6,182	194,857
Talmer BanCorp, Inc., Class A	1,180	19,234
TCF Financial Corp.	8,790	144,683
Texas Capital Bancshares, Inc.(a)	2,020	119,059
Tompkins Financial Corp.	369	19,944
Trustmark Corp.	5,260	126,450
UMB Financial Corp.	1,650	90,453
Umpqua Holdings Corp.	13,730	243,570
United Bankshares, Inc.	2,380	96,461
United Community Banks, Inc.	2,612	54,512
Valley National Bancorp	12,762	126,599
Webster Financial Corp.	3,800	146,908
WestAmerica Bancorp	990	48,490
Wilshire Bancorp, Inc.	5,980	69,488
Wintrust Financial Corp.	3,650	196,808
		8,281,294

BIOTECHNOLOGY (0.9%)
Acorda Therapeutics, Inc.(a)	1,830	62,879
Emergent BioSolutions, Inc.(a)	1,310	43,007
Ligand Pharmaceuticals, Inc., Class B(a)	2,090	226,263
MiMedx Group, Inc.(a)	21,160	227,047
Momenta Pharmaceuticals, Inc.(a)	2,320	50,437
Repligen Corp.(a)	7,250	253,822
Spectrum Pharmaceuticals, Inc.(a)	2,900	20,054
United Therapeutics Corp.(a)	2,983	505,201
		1,388,710

BUILDING PRODUCTS (1.5%)
A.O. Smith Corp.	3,110	223,360

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2015 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
AAON, Inc.	1,898	$42,117
American Woodmark Corp.(a)	480	31,565
Apogee Enterprises, Inc.	4,290	236,722
Fortune Brands Home & Security, Inc.	6,410	306,077
Gibraltar Industries, Inc.(a)	15,880	303,943
Griffon Corp.	16,810	289,804
Lennox International, Inc.	1,780	210,165
PGT, Inc.(a)	17,420	279,939
Quanex Building Products Corp.	2,085	41,867
Simpson Manufacturing Co., Inc.	1,490	53,372
Universal Forest Products, Inc.	4,830	306,705
		2,325,636

CAPITAL MARKETS (1.6%)
Calamos Asset Management, Inc., Class A	8,680	104,247
Eaton Vance Corp.	4,780	183,361
Evercore Partners, Inc.	1,600	94,080
Federated Investors, Inc., Class B	3,700	124,727
Financial Engines, Inc.	2,160	99,057
Greenhill & Co., Inc.	1,160	45,623
HFF, Inc., Class A	5,200	238,368
Interactive Brokers Group, Inc., Class A	2,540	101,981
Investment Technology Group, Inc.	1,570	31,949
Janus Capital Group, Inc.	6,870	112,531
Piper Jaffray Cos., Inc.(a)	820	36,777
Raymond James Financial, Inc.	5,320	313,880
SEI Investments Co.	6,700	357,177
Stifel Financial Corp.(a)	2,795	153,585
Virtus Investment Partners, Inc.	317	38,313
Waddell & Reed Financial, Inc., Class A	3,460	155,389
Wisdomtree Investments, Inc.	12,470	310,503
		2,501,548

CHEMICALS (2.9%)
A. Schulman, Inc.	4,700	174,981
Albemarle Corp.	4,730	256,366
American Vanguard Corp.	6,180	79,228
Ashland, Inc.	2,710	309,807
Balchem Corp.	2,195	124,391
Cabot Corp.	6,090	214,246
Calgon Carbon Corp.	2,250	39,802
Cytec Industries, Inc.	4,440	329,581
Flotek Industries, Inc.(a)	8,250	141,240
FutureFuel Corp.	5,990	68,526
H.B. Fuller Co.	2,270	90,936
Hawkins, Inc.	250	9,120
Innophos Holdings, Inc.	920	47,362
Intrepid Potash, Inc.(a)	2,370	20,240
Koppers Holdings, Inc.	3,470	70,441
Kraton Performance Polymers, Inc.(a)	11,700	240,084
LSB Industries, Inc.(a)	2,660	98,181
Mineral Technologies, Inc.	2,580	167,055
NewMarket Corp.	469	186,526
Olin Corp.	6,620	152,194
Om Group, Inc.	7,680	260,198
PolyOne Corp.	3,670	125,771
Quaker Chemical Corp.	560	51,912
Rayonier, Inc.	1,793	25,192
RPM International, Inc.	5,420	254,035
Sensient Technologies Corp.	2,000	136,780
Stepan Co.	5,130	251,421
The Chemours Co.	5,920	64,646
The Scotts Miracle-Gro Co., Class A	1,950	117,761
Tredegar Industries, Inc.	7,700	129,822
Valspar Corp.	3,980	331,454
		4,569,299

COMMERCIAL SERVICES & SUPPLIES (2.0%)
ABM Industries, Inc.	8,530	281,149
Brady Corp., Class A	1,950	45,864
Clean Harbors, Inc.(a)	2,290	113,401
Copart, Inc.(a)	4,690	168,981
Deluxe Corp.	2,120	136,592
Essendant, Inc.	6,110	224,970
G & K Services, Inc., Class A	900	59,004
Healthcare Services Group, Inc.	3,162	110,385
Herman Miller, Inc.	2,400	67,296
HNI Corp.	1,880	93,229
Interface, Inc.	2,590	67,262
Matthews International Corp., Class A	1,370	73,775
Mobile Mini, Inc.	1,940	72,032
MSA Safety, Inc.	1,280	66,112
R.R. Donnelley & Sons Co.	17,000	298,350
Rollins, Inc.	3,675	106,575
Tetra Tech, Inc.	4,640	123,610
The Brink's Co.	7,860	245,468
UniFirst Corp.	740	82,007
US Ecology, Inc.	3,370	154,649
Viad Corp.	8,860	254,016
Waste Connections, Inc.	5,272	264,285
		3,109,012

COMMUNICATIONS EQUIPMENT (1.1%)
ADTRAN, Inc.	2,280	37,620
Arris Group, Inc.(a)	11,259	348,128
Bel Fuse, Inc., Class B	4,790	105,763
Black Box Corp.	2,710	42,439
CalAmp Corp.(a)	1,750	29,943
Ciena Corp.(a)	4,820	122,669
Comtech Telecommunications Corp.	570	16,422
Digi International, Inc.(a)	15,600	157,872
Harmonic, Inc.(a)	7,710	46,337
InterDigital, Inc.	3,430	185,460
Ixia(a)	2,410	31,812
JDS Uniphase Corp.(a)	9,570	106,131
NETGEAR, Inc.(a)	3,090	103,484
Plantronics, Inc.	1,740	101,059
Polycom, Inc.(a)	5,770	65,663
ViaSat, Inc.(a)	2,640	163,680
		1,664,482

CONSTRUCTION & ENGINEERING (1.2%)
AECOM Technology Corp.(a)	14,022	432,298
Aegion Corp.(a)	11,240	222,215
Comfort Systems USA, Inc.	10,780	297,959
Dycom Industries, Inc.(a)	1,420	93,805
EMCOR Group, Inc.	5,970	285,545
Granite Construction, Inc.	3,390	115,328
KBR, Inc.	18,700	326,689
MYR Group, Inc.(a)	710	21,328
Orion Marine Group, Inc.(a)	2,040	14,770
		1,809,937

CONSTRUCTION MATERIALS (0.3%)
Eagle Materials, Inc., Class A	4,310	332,473
Headwaters, Inc.(a)	10,090	191,811
		524,284

CONSUMER FINANCE (0.8%)
Cash America International, Inc.	15,530	430,647
Encore Capital Group, Inc.(a)	1,240	53,332
Enova International, Inc.(a)	5,243	94,794
EZCORP, Inc., Class A(a)	23,100	163,779
First Cash Financial Services, Inc.(a)	1,240	50,431
Green Dot Corp., Class A(a)	1,560	32,323

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2015 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
PRA Group, Inc.(a)	3,620	$230,051
SLM Corp.(a)	19,720	180,044
World Acceptance Corp.(a)	410	22,312
		1,257,713

CONTAINERS & PACKAGING (0.8%)
AptarGroup, Inc.	2,840	192,523
Bemis Co., Inc.	5,530	246,472
Greif, Inc., Class A	5,470	169,515
Myers Industries, Inc.	1,120	16,946
Packaging Corp. of America	5,820	411,998
Silgan Holdings, Inc.	1,870	99,989
Sonoco Products Co.	3,970	163,882
WestRock Co.(a)	204	12,864
		1,314,189

DISTRIBUTORS (0.5%)
LKQ Corp.(a)	14,600	459,316
Pool Corp.	1,890	133,094
VOXX International Corp.(a)	14,480	115,840
		708,250

DIVERSIFIED CONSUMER SERVICES (0.6%)
American Public Education, Inc.(a)	980	25,352
Apollo Group, Inc., Class A(a)	4,060	52,009
Capella Education Co.	560	28,846
Career Education Corp.(a)	3,860	12,275
DeVry, Inc.	2,490	75,646
Graham Holdings Co.	208	143,428
Regis Corp.(a)	3,160	46,231
Service Corp. International	11,620	354,526
Sotheby's	2,820	117,961
Strayer Education, Inc.(a)	552	30,697
Universal Technical Institute, Inc.	1,390	8,854
		895,825

DIVERSIFIED FINANCIAL SERVICES (0.4%)
CBOE Holdings, Inc.	3,510	217,550
MarketAxess Holdings, Inc.	1,560	152,568
MSCI, Inc., Class A	4,630	315,581
		685,699

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
8x8, Inc.(a)	5,090	44,334
Atlantic Tele-Network, Inc.	520	36,785
Cincinnati Bell, Inc.(a)	9,960	38,943
Consolidated Communications Holdings, Inc.	5,230	104,234
General Communication, Inc., Class A(a)	15,610	287,224
Iridium Communications, Inc.(a)	2,390	17,734
Lumos Networks Corp.	1,120	15,635
		544,889

ELECTRIC UTILITIES (1.0%)
ALLETE, Inc.	1,980	95,614
Cleco Corp.	2,430	132,265
El Paso Electric Co.	1,520	55,373
Great Plains Energy, Inc.	10,781	281,492
Hawaiian Electric Industries, Inc.	6,940	207,853
IDACORP, Inc.	2,160	134,158
OGE Energy Corp.	7,840	233,318
PNM Resources, Inc.	3,900	102,882
UIL Holdings Corp.	2,520	120,809
Westar Energy, Inc.	5,820	219,123
		1,582,887

ELECTRICAL EQUIPMENT (1.0%)
Acuity Brands, Inc.	2,214	445,435
AZZ, Inc.	2,280	117,990
Encore Wire Corp.	3,920	134,573
EnerSys	1,870	116,781
Franklin Electric Co., Inc.	1,460	42,136
General Cable Corp.	7,430	121,258
Hubbell, Inc., Class B	2,320	242,231
Powell Industries, Inc.	2,300	68,632
REGAL-BELOIT Corp.	2,990	207,596
Vicor Corp.(a)	910	9,473
		1,506,105

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (4.6%)
Agilysys, Inc.(a)	570	4,828
Anixter International, Inc.(a)	3,110	205,913
Arrow Electronics, Inc.(a)	8,430	490,204
Avnet, Inc.	11,560	482,399
Badger Meter, Inc.	680	39,998
Belden CDT, Inc.	1,870	110,760
Benchmark Electronics, Inc.(a)	12,270	270,676
Checkpoint Systems, Inc.	1,780	15,557
Cognex Corp.	4,960	224,539
Coherent, Inc.(a)	1,100	63,745
CTS Corp.	1,420	26,682
Daktronics, Inc.	2,400	27,432
DTS, Inc.(a)	4,900	139,601
Electro Scientific Industries, Inc.	1,040	4,784
Fabrinet(a)	7,750	143,840
FARO Technologies, Inc.(a)	740	32,479
FEI Co.	1,800	154,746
II-VI, Inc.(a)	7,960	135,320
Ingram Micro, Inc.(a)	16,450	447,933
Insight Enterprises, Inc.(a)	10,950	295,540
IPG Photonics Corp.(a)	1,500	138,330
Itron, Inc.(a)	1,740	56,080
Jabil Circuit, Inc.	14,830	300,307
Keysight Technologies, Inc.(a)	6,840	208,894
Knowles Corp.(a)	3,600	68,580
Littelfuse, Inc.	1,020	93,840
Mercury Computer Systems, Inc.(a)	1,980	27,898
Methode Electronics, Inc., Class A	5,800	155,614
MTS Systems Corp.	640	41,350
National Instruments Corp.	3,845	111,351
Newport Corp.(a)	1,670	26,453
OSI Systems, Inc.(a)	840	58,951
Park Electrochemical Corp.	760	13,422
Plexus Corp.(a)	4,880	186,123
Rofin-Sinar Technologies, Inc.(a)	1,370	34,168
Rogers Corp.(a)	850	47,575
Sanmina Corp.(a)	11,270	248,729
ScanSource, Inc.(a)	6,310	238,707
SYNNEX Corp.	3,660	276,806
Tech Data Corp.(a)	6,090	355,230
Trimble Navigation Ltd.(a)	10,540	243,474
TTM Technologies, Inc.(a)	37,450	341,919
Vishay Intertechnology, Inc.	15,800	181,384
Zebra Technologies Corp., Class A(a)	3,100	333,653
		7,105,814

ENERGY EQUIPMENT & SERVICES (2.8%)
Atwood Oceanics, Inc.	8,580	178,464
Basic Energy Services, Inc.(a)	40,810	246,492
Bristow Group, Inc.	2,510	113,076
CARBO Ceramics, Inc.	4,510	148,154
Dril-Quip, Inc.(a)	1,820	106,306
Era Group, Inc.(a)	1,110	18,792
Exterran Holdings, Inc.	5,800	143,782
Geospace Technologies Corp.(a)	4,770	83,189
Gulf Island Fabrication, Inc.	10,770	122,886
Gulfmark Offshore, Inc., Class A	7,780	73,288

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2015 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Helix Energy Solutions Group, Inc.(a)	6,420	$53,735
Hornbeck Offshore Services, Inc.(a)	8,460	153,972
ION Geophysical Corp.(a)	41,730	32,963
Matrix Service Co.(a)	8,790	170,350
Nabors Industries Ltd.	34,740	403,331
Newpark Resources, Inc.(a)	15,090	109,101
Oceaneering International, Inc.	4,210	168,484
Oil States International, Inc.(a)	4,110	123,752
Patterson-UTI Energy, Inc.	18,530	305,467
Pioneer Energy Services Corp.(a)	53,990	197,603
Rowan Cos., Inc., Class A	13,670	235,534
SEACOR Holdings, Inc.(a)	2,860	180,666
Superior Energy Services, Inc.	15,170	257,890
Tesco Corp.	9,520	91,392
TETRA Technologies, Inc.(a)	28,710	136,660
Tidewater, Inc.	8,760	171,083
Unit Corp.(a)	7,920	156,262
US Silica Holdings, Inc.	5,920	133,318
		4,315,992

FOOD & STAPLES RETAILING (0.7%)
Casey's General Stores, Inc.	2,910	297,446
SpartanNash Co.	9,924	319,652
SuperValu, Inc.(a)	9,750	89,895
The Andersons, Inc.	4,505	168,037
United Natural Foods, Inc.(a)	3,580	162,997
		1,038,027

FOOD PRODUCTS (2.1%)
B&G Foods, Inc.	2,440	72,053
Calavo Growers, Inc.	3,040	165,710
Cal-Maine Foods, Inc.	3,800	205,808
Darling International, Inc.(a)	6,830	87,765
Dean Foods Co.	9,000	160,200
Diamond Foods, Inc.(a)	1,140	36,833
Flowers Foods, Inc.	7,113	154,068
Hain Celestial Group, Inc.(a)	6,530	443,909
Ingredion, Inc.	3,170	279,594
J & J Snack Foods Corp.	1,120	132,563
Lancaster Colony Corp.	910	84,821
Post Holdings, Inc.(a)	2,385	128,170
Sanderson Farms, Inc.	950	68,410
Seneca Foods Corp., Class A(a)	10,140	295,987
Snyders-Lance, Inc.	4,880	158,698
Tootsie Roll Industries, Inc.	931	30,230
TreeHouse Foods, Inc.(a)	1,900	155,724
Whitewave Foods Co., Class A(a)	10,340	533,751
		3,194,294

GAS UTILITIES (1.3%)
Atmos Energy Corp.	5,350	295,855
National Fuel Gas Co.	3,610	195,193
New Jersey Resources Corp.	3,460	99,994
Northwest Natural Gas Co.	990	42,857
One Gas, Inc.	4,900	220,647
Piedmont Natural Gas Co., Inc.	2,910	110,609
Questar Corp.	6,950	153,873
South Jersey Industries, Inc.	2,500	60,600
Southwest Gas Corp.	1,970	110,990
The Laclede Group, Inc.	3,110	168,282
UGI Corp.	9,980	364,669
WGL Holdings, Inc.	2,890	161,551
		1,985,120

HEALTH CARE EQUIPMENT & SUPPLIES (3.4%)
Abaxis, Inc.	2,530	126,652
ABIOMED, Inc.(a)	4,790	371,033
Align Technology, Inc.(a)	4,000	250,800
Analogic Corp.	600	48,330
AngioDynamics, Inc.(a)	1,660	25,730
Anika Therapeutics, Inc.(a)	3,150	119,385
Cantel Medical Corp.	2,907	159,536
CONMED Corp.	1,230	69,766
CryoLife, Inc.	2,420	26,499
Cyberonics, Inc.(a)	1,180	72,452
Cynosure, Inc.(a)	4,510	174,988
Greatbatch, Inc.(a)	1,200	65,436
Haemonetics Corp.(a)	2,230	89,222
Halyard Health, Inc.(a)	6,190	252,181
Hill-Rom Holdings, Inc.	2,580	144,557
Hologic, Inc.(a)	10,150	422,849
ICU Medical, Inc.(a)	670	66,946
IDEXX Laboratories, Inc.(a)	5,250	381,832
Integra LifeSciences Holdings Corp.(a)	1,200	76,956
Invacare Corp.	8,940	152,427
Masimo Corp.(a)	2,230	92,946
Meridian Bioscience, Inc.	1,900	34,371
Merit Medical Systems, Inc.(a)	2,095	53,548
Natus Medical, Inc.(a)	4,800	216,768
Neogen Corp.(a)	1,642	95,548
NuVasive, Inc.(a)	2,070	113,871
ResMed, Inc.	5,860	339,587
Sirona Dental Systems, Inc.(a)	3,010	312,378
STERIS Corp.	3,780	261,311
SurModics, Inc.(a)	1,050	24,665
Teleflex, Inc.	1,940	259,941
Thoratec Corp.(a)	2,400	151,896
Vascular Solutions, Inc.(a)	650	24,200
West Pharmaceutical Services, Inc.	3,100	185,597
		5,264,204

HEALTH CARE PROVIDERS & SERVICES (3.7%)
Aceto Corp.	1,140	26,710
Air Methods Corp.(a)	1,700	66,963
Almost Family, Inc.(a)	6,270	274,375
Amedisys, Inc.(a)	1,529	66,710
AMN Healthcare Services, Inc.(a)	7,940	233,674
AmSurg Corp.(a)	2,330	167,154
Bio-Reference Laboratories, Inc.(a)	1,240	55,019
Centene Corp.(a)	8,020	562,443
Chemed Corp.	1,700	252,382
CorVel Corp.(a)	790	25,248
Cross Country Healthcare, Inc.(a)	1,970	23,778
ExamWorks Group, Inc.(a)	5,510	193,291
Hanger Orthopedic Group, Inc.(a)	8,560	185,238
Health Net, Inc.(a)	6,470	432,584
HealthEquity, Inc.(a)	1,430	48,134
Healthways, Inc.(a)	1,850	23,421
IPC The Hospitalist Co.(a)	950	52,677
Kindred Healthcare, Inc.	13,208	272,481
Landauer, Inc.	490	17,385
LHC Group, Inc.(a)	6,300	253,827
Magellan Health Services, Inc.(a)	4,350	263,567
Molina Healthcare, Inc.(a)	4,685	353,390
Omnicare, Inc.	4,310	417,424
Owens & Minor, Inc.	8,235	289,543
PharMerica Corp.(a)	9,900	338,283
Providence Service Corp.(a)	620	29,177
Select Medical Holdings Corp.	4,040	58,297
The Ensign Group, Inc.	3,180	162,562
VCA Antech, Inc.(a)	5,440	334,723
WellCare Group, Inc.(a)	4,100	331,280
		5,811,740

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2015 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
HEALTH CARE TECHNOLOGY (0.4%)
Allscripts Healthcare Solutions, Inc.(a)	6,676	$96,535
Computer Programs & Systems, Inc.	530	24,788
Healthstream, Inc.(a)	1,070	30,024
HMS Holdings Corp.(a)	3,610	41,587
MedAssets, Inc.(a)	2,540	59,182
Medidata Solutions, Inc.(a)	2,320	124,816
Omnicell, Inc.(a)	6,120	223,502
Quality Systems, Inc.	2,170	27,668
		628,102

HOTELS, RESTAURANTS & LEISURE (1.9%)
Biglari Holdings, Inc.(a)	403	175,229
Bob Evans Farms, Inc.	1,210	60,403
Cracker Barrel Old Country Store, Inc.	1,200	182,268
DineEquity, Inc.	1,000	104,010
Domino's Pizza, Inc.	3,200	364,288
Dunkin' Brands Group, Inc.	5,470	294,778
International Speedway Corp., Class A	3,810	130,569
Interval Leisure Group, Inc.	2,280	48,610
Jack in the Box, Inc.	2,750	261,250
Marcus Corp.	5,400	113,184
Marriott Vacations Worldwide Corp.	2,150	179,740
Panera Bread Co., Class A(a)	1,175	239,841
Papa John's International, Inc.	3,220	243,303
Popeyes Louisiana Kitchen, Inc.(a)	3,050	185,074
Sonic Corp.	5,810	172,673
The Wendy's Co.	15,590	159,953
		2,915,173

HOUSEHOLD DURABLES (2.2%)
Ethan Allen Interiors, Inc.	1,170	35,322
Helen of Troy Ltd.(a)	1,990	174,682
iRobot Corp.(a)	1,210	37,256
Jarden Corp.(a)	7,302	401,610
KB HOME	4,230	67,595
La-Z-Boy, Inc.	2,410	61,214
M.D.C. Holdings, Inc.	8,290	247,539
M/I Homes, Inc.(a)	11,010	276,131
Meritage Homes Corp.(a)	6,160	277,816
NVR, Inc.(a)	255	379,960
Ryland Group, Inc.	5,460	248,266
Standard Pacific Corp.(a)	26,740	240,393
Tempur-Pedic International, Inc.(a)	4,170	315,044
Toll Brothers, Inc.(a)	11,900	463,148
TopBuild Corp.(a)	1,390	39,976
Tupperware Corp.	2,250	131,558
Universal Electronics, Inc.(a)	1,920	99,533
		3,497,043

HOUSEHOLD PRODUCTS (0.6%)
Central Garden & Pet Co., Class A(a)	32,850	331,128
Church & Dwight Co., Inc.	5,640	486,901
Energizer Holdings, Inc.(a)	2,700	103,977
WD-40 Co.	700	62,741
		984,747

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.0%)
Talen Energy Corp.(a)	2,720	42,786

INDUSTRIAL CONGLOMERATES (0.2%)
Carlisle Cos., Inc.	2,740	277,452

INSURANCE (5.7%)
Alleghany Corp.(a)	758	368,487
American Equity Investment Life Holding Co.	2,980	88,029
American Financial Group, Inc.	6,070	418,526
Amerisafe, Inc.	720	36,036
Arthur J. Gallagher & Co.	7,040	333,907
Aspen Insurance Holdings Ltd.	7,100	341,439
Brown & Brown, Inc.	4,840	161,898
CNO Fincancial Group, Inc.	18,090	322,726
eHealth, Inc.(a)	810	13,179
Employers Holdings, Inc.	9,400	225,600
Everest Re Group Ltd.	2,813	515,117
First American Financial Corp.	8,760	355,481
HCC Insurance Holdings, Inc.	5,990	462,188
HCI Group, Inc.	2,380	106,814
Horace Mann Educators Corp.	5,640	198,754
Infinity Property & Casualty Corp.	2,690	208,502
Kemper Corp.	7,330	283,818
Mercury General Corp.	3,170	178,946
Montpelier RE Holdings Ltd.	1,630	69,520
Old Republic International Corp.	22,100	369,733
Primerica, Inc.	4,100	185,443
ProAssurance Corp.	3,580	172,878
Reinsurance Group of America, Inc.	6,250	603,250
Renaissancere Holdings Ltd.	3,180	341,214
RLI Corp.	1,380	76,217
Safety Insurance Group, Inc.	1,990	115,400
Selective Insurance Group, Inc.	7,450	229,534
StanCorp Financial Group, Inc.	3,780	430,996
Stewart Information Services Corp.	6,820	280,438
The Hanover Insurance Group, Inc.	4,920	397,782
The Navigators Group, Inc.(a)	2,460	192,323
United Fire Group, Inc.	7,490	258,854
United Insurance Holdings Corp.	510	8,191
Universal Insurance Holdings, Inc.	9,480	259,942
W.R. Berkley Corp.	4,560	254,083
		8,865,245

INTERNET & CATALOG RETAIL (0.2%)
Blue Nile, Inc.(a)	520	16,494
FTD Cos., Inc.(a)	840	24,469
HSN, Inc.	2,080	152,901
Nutrisystem, Inc.	1,240	37,262
PetMed Express, Inc.	940	15,839
		246,965

INTERNET SOFTWARE & SERVICES (1.5%)
Blucora, Inc.(a)	11,150	157,995
comScore, Inc.(a)	3,680	215,280
Constant Contact, Inc.(a)	4,000	103,360
DealerTrack Holdings, Inc.(a)	3,700	229,659
DHI Group, Inc.(a)	17,500	139,475
j2 Global, Inc.	3,610	254,144
Liquidity Services, Inc.(a)	26,980	242,280
LivePerson, Inc.(a)	2,250	21,623
LogMeIn, Inc.(a)	3,790	278,868
Monster Worldwide, Inc.(a)	43,080	303,714
Nic, Inc.	2,920	52,677
Perficient, Inc.(a)	1,860	30,188
QuinStreet, Inc.(a)	2,000	11,640
Rackspace Hosting, Inc.(a)	6,650	226,300
Stamps.com, Inc.(a)	680	46,648
XO Group, Inc.(a)	1,580	23,431
		2,337,282

IT SERVICES (2.3%)
Acxiom Corp.(a)	3,750	67,163
Broadridge Financial Solutions, Inc.	5,090	276,234
CACI International, Inc., Class A(a)	2,780	228,321
Cardtronics, Inc.(a)	2,000	74,140
Ciber, Inc.(a)	49,490	163,812

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2015 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Convergys Corp.	7,650	$192,092
CoreLogic, Inc.(a)	3,840	151,450
CSG Systems International, Inc.	1,490	46,339
DST Systems, Inc.	1,280	139,712
ExlService Holdings, Inc.(a)	1,320	51,176
Forrester Research, Inc.	460	14,389
Gartner, Inc.(a)	4,500	398,565
Heartland Payment Systems, Inc.	1,620	100,926
Jack Henry & Associates, Inc.	3,630	253,592
Leidos Holdings, Inc.	2,750	112,200
ManTech International Corp., Class A	5,700	169,917
MAXIMUS, Inc.	4,950	337,640
NeuStar, Inc., Class A(a)	2,590	79,953
Science Applications International Corp.	1,690	90,719
Sykes Enterprises, Inc.(a)	4,810	117,268
TeleTech Holdings, Inc.	940	25,502
VeriFone Systems, Inc.(a)	4,700	151,246
Virtusa Corp.(a)	3,150	151,011
Wex, Inc.(a)	2,110	215,304
		3,608,671

LEISURE PRODUCTS (0.7%)
Arctic Cat, Inc.	3,910	111,865
Brunswick Corp.	5,280	280,315
Callaway Golf Co.	11,320	103,691
Polaris Industries, Inc.	3,190	437,221
Sturm Ruger & Co., Inc.	830	49,817
Vista Outdoor, Inc.(a)	2,810	132,548
		1,115,457

LIFE SCIENCES TOOLS & SERVICES (1.1%)
Affymetrix, Inc.(a)	8,980	98,421
Albany Molecular Research, Inc.(a)	6,120	129,377
Bio-Rad Laboratories, Inc., Class A(a)	940	141,695
Bio-Techne Corp.	1,610	176,102
Cambrex Corp.(a)	4,000	197,000
Charles River Laboratories International, Inc.(a)	2,860	221,993
Luminex Corp.(a)	1,720	29,636
Mettler-Toledo International, Inc.(a)	1,170	394,992
PAREXEL International Corp.(a)	4,970	342,731
		1,731,947

MACHINERY (3.8%)
Actuant Corp., Class A	2,940	67,796
AGCO Corp.	10,150	558,351
Albany International Corp., Class A	1,130	42,059
Astec Industries, Inc.	2,130	83,730
Barnes Group, Inc.	1,890	73,578
Briggs & Stratton Corp.	8,170	150,982
Chart Industries, Inc.(a)	4,520	123,396
CIRCOR International, Inc.	780	37,307
CLARCOR, Inc.	2,070	124,552
Crane Co.	2,170	115,444
Donaldson Co., Inc.	4,960	166,656
EnPro Industries, Inc.	1,140	57,775
ESCO Technologies, Inc.	1,060	40,354
Federal Signal Corp.	3,170	47,423
Graco, Inc.	2,550	182,300
Harsco Corp.	3,210	44,105
Hillenbrand, Inc.	6,380	180,937
IDEX Corp.	3,480	264,584
ITT Corp.	5,980	227,240
John Bean Technologies Corp.	1,095	39,913
Kennametal, Inc.	5,770	182,851
Lincoln Electric Holdings, Inc.	3,300	199,815
Lindsay Manufacturing Co.	570	47,806
Lydall, Inc.(a)	4,930	146,470
Mueller Industries, Inc.	2,440	78,983
Nordson Corp.	2,450	181,570
Oshkosh Truck Corp.	6,670	243,722
SPX Corp.	3,140	205,387
Standex International Corp.	560	41,910
Tennant Co.	750	44,858
Terex Corp.	13,160	291,626
The Timken Co.	4,160	138,861
Titan International, Inc.	19,550	182,597
Toro Co.	2,200	150,326
Trinity Industries, Inc.	12,450	364,287
Valmont Industries, Inc.	1,120	124,578
Wabtec Corp.	4,910	496,843
Watts Water Technologies, Inc.	1,240	68,770
Woodward, Inc.	2,370	116,983
		5,936,725

MARINE (0.2%)
Kirby Corp.(a)	2,420	175,232
Matson, Inc.	3,480	144,142
		319,374

MEDIA (1.0%)
Cable One, Inc.(a)	212	88,027
Cinemark Holdings, Inc.	4,530	178,754
DreamWorks Animation SKG, Inc., Class A(a)	3,200	77,152
Gannett Co., Inc.(a)	4,140	52,371
Harte-Hanks, Inc.	21,630	101,445
Live Nation, Inc.(a)	9,192	241,014
Meredith Corp.	1,730	82,901
Scholastic Corp.	4,990	215,019
Sizmek, Inc.(a)	2,210	17,150
The E.W. Scripps Co., Class A	6,210	136,434
The New York Times Co., Class A	5,430	71,784
Time, Inc.	11,420	254,894
Wiley John And Sons, Class A	2,170	115,032
		1,631,977

METALS & MINING (1.8%)
A.M. Castle & Co.(a)	11,810	33,658
AK Steel Holding Corp.(a)	5,850	17,257
Alcoa, Inc.	20,018	197,578
Allegheny Technologies, Inc.	7,410	157,981
Carpenter Technology Corp.	2,230	83,714
Century Aluminum Co.(a)	6,410	59,741
Commercial Metals Co.	17,250	265,823
Compass Minerals International, Inc.	1,400	112,000
Globe Specialty Metals, Inc.	2,600	40,144
Haynes International, Inc.	480	20,434
Kaiser Aluminum Corp.	2,290	193,391
Materion Corp.	4,160	127,296
Olympic Steel, Inc.	17,090	207,131
Reliance Steel & Aluminum Co.	6,890	417,534
Royal Gold, Inc.	2,760	139,159
Steel Dynamics, Inc.	14,800	296,444
Stillwater Mining Co.(a)	4,920	46,838
SunCoke Energy, Inc.	3,010	36,993
TimkenSteel Corp.	3,405	63,435
United States Steel Corp.	13,610	264,987
Worthington Industries, Inc.	2,260	61,156
		2,842,694

MULTILINE RETAIL (0.3%)
Big Lots, Inc.	2,310	99,746
Fred's, Inc.	10,980	198,079
J.C. Penney Co., Inc.(a)	25,760	212,263
Tuesday Morning Corp.(a)	1,590	14,914

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2015 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
		$525,002

MULTI-UTILITIES(0.6%)
Alliant Energy Corp.	5,050	310,626
Avista Corp.	4,150	137,033
Black Hills Corp.	1,920	79,987
MDU Resources Group, Inc.	11,390	222,219
NorthWestern Corp.	2,210	118,986
Vectren Corp.	3,130	131,773
		1,000,624

OIL, GAS & CONSUMABLE FUELS (2.5%)
Approach Resources, Inc.(a)	1,500	5,835
Bill Barrett Corp.(a)	1,990	11,303
Bonanza Creek Energy, Inc.(a)	1,670	13,043
California Resources Corp.	11,690	49,449
Carrizo Oil & Gas, Inc.(a)	6,860	261,572
Cloud Peak Energy, Inc.(a)	26,880	85,478
Comstock Resources, Inc.	14,520	18,295
Contango Oil & Gas Co.(a)	610	5,600
Denbury Resources, Inc.	40,830	160,870
Energen Corp.	3,340	184,368
Green Plains Renewable Energy, Inc.	11,060	248,297
Gulfport Energy Corp.(a)	4,470	146,437
HollyFrontier Corp.	14,508	700,155
Noble Energy, Inc.	4,298	151,419
Northern Oil & Gas, Inc.(a)	28,790	137,040
PDC Energy, Inc.(a)	3,590	168,550
Penn Virginia Corp.(a)	30,350	40,669
QEP Resources, Inc.	14,550	201,954
Rex Energy Corp.(a)	24,490	54,858
SM Energy Co.	6,060	224,644
Stone Energy Corp.(a)	10,720	62,069
Swift Energy Co.(a)	49,710	36,348
Synergy Resources Corp.(a)	22,050	214,546
Western Refining, Inc.	7,310	322,810
World Fuel Services Corp.	7,220	293,493
WPX Energy, Inc.(a)	9,240	80,388
		3,879,490

PAPER & FOREST PRODUCTS (0.7%)
Boise Cascade Co.(a)	1,700	56,406
Clearwater Paper Corp.(a)	860	50,611
Deltic Timber Corp.	1,830	118,767
Domtar Corp.	10,030	407,820
KapStone Paper & Packaging Corp.	7,810	182,754
Louisiana-Pacific Corp.(a)	5,980	88,145
Neenah Paper, Inc.	1,820	110,256
P. H. Glatfelter & Co.	6,130	125,113
Wausau-Mosinee Paper Corp.	2,450	21,658
		1,161,530

PERSONAL PRODUCTS (0.3%)
Avon Products, Inc.	25,110	142,374
Edgewell Personal Care Co.	2,770	265,117
Inter Parfums, Inc.	910	27,655
Medifast, Inc.(a)	550	16,978
		452,124

PHARMACEUTICALS (1.3%)
Akorn, Inc.(a)	6,960	320,926
ANI Pharmaceuticals, Inc.(a)	370	26,281
DepoMed, Inc.(a)	9,860	310,590
Impax Laboratories, Inc.(a)	4,420	214,193
Lannett Co., Inc.(a)	6,760	402,896
Nektar Therapeutics(a)	16,760	211,344
Prestige Brands Holdings, Inc.(a)	2,290	109,050
Sagent Pharmaceuticals, Inc.(a)	980	24,088
Supernus Pharmaceuticals, Inc.(a)	12,240	259,610
The Medicines Co.(a)	2,930	91,973
		1,970,951

PROFESSIONAL SERVICES (1.8%)
CDI Corp.	12,610	152,707
CEB, Inc.	2,400	183,648
Exponent, Inc.	1,280	56,947
FTI Consulting, Inc.(a)	4,430	181,276
Heidrick & Struggles International, Inc.	4,110	89,886
Insperity, Inc.	4,090	205,645
Kelly Services, Inc., Class A	17,200	256,968
Korn/Ferry International, Inc.	2,240	74,995
Manpower, Inc.	6,440	582,691
Navigant Consulting, Inc.(a)	2,500	39,300
On Assignment, Inc.(a)	6,760	259,043
Resources Connection, Inc.	2,350	37,201
Towers Watson & Co., Class A	2,900	367,662
TrueBlue, Inc.(a)	7,570	195,003
WageWorks, Inc.(a)	1,370	68,432
		2,751,404

REAL ESTATE INVESTMENT TRUSTS (7.4%)
Acadia Realty Trust	2,377	76,016
Agree Realty Corp.	400	12,396
Alexandria Real Estate Equities, Inc.	3,260	302,235
American Assets Trust, Inc.	5,540	230,575
American Campus Communities, Inc.	5,000	186,600
Associated Estates Realty CP	7,700	221,375
BioMed Realty Trust, Inc.	7,870	169,520
Camden Property Trust	5,370	427,613
Capstead Mortgage Corp.	10,170	112,582
CareTrust REIT, Inc.	4,818	62,538
Cedar Shopping Centers, Inc.	4,120	27,604
Chesapeake Lodging Trust	8,540	273,878
Communications Sales & Leasing, Inc.	4,734	98,704
Coresite Realty Corp.	5,060	254,012
Corporate Office Properties Trust	3,700	85,581
Corrections Corp. of America	4,638	163,118
Cousins Properties, Inc.	10,885	112,986
DiamondRock Hospitality Co.	19,620	247,408
Douglas Emmett, Inc.	8,010	234,773
Duke Realty Corp.	17,510	353,177
EastGroup Properties, Inc.	1,630	98,126
Education Realty Trust, Inc.	4,320	136,685
EPR Properties	2,680	153,082
Equity One, Inc.	2,630	67,512
Extra Space Storage, Inc.	6,750	496,260
Federal Realty Investment Trust	2,990	409,002
Franklin Street Properties Corp.	3,250	38,252
Getty Realty Corp.	810	13,462
Government Properties Income Trust	2,090	36,094
Healthcare Realty Trust, Inc.	6,240	150,010
Highwood Properties, Inc.	3,750	158,737
Home Properties, Inc.	2,600	191,620
Hospitality Properties Trust	5,760	157,939
Inland Real Estate Corp.	6,330	62,161
Kilroy Realty Corp.	4,640	328,744
Kite Realty Group Trust	3,025	79,860
Lamar Advertising Co.	4,740	284,637
LaSalle Hotel Properties	8,040	267,491
Lexington Corp. Properties Trust	8,405	72,283
Liberty Property Trust	5,890	200,437
LTC Properties, Inc.	1,230	53,960
Mack-Cali Realty Corp.	3,910	81,484
Medical Properties Trust, Inc.	12,950	177,026
Mid-America Apartment Communities, Inc.	3,436	276,048

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2015 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
National Retail Properties, Inc.	5,370	$199,603
OMEGA Healthcare Investors, Inc.	9,006	326,558
Parkway Properties, Inc.	2,950	52,923
Pennsylvania Real Estate Investment Trust	3,130	68,610
Post Properties, Inc.	4,610	262,493
Potlatch Corp.	1,630	57,066
PS Business Parks, Inc.	1,040	80,070
Rayonier, Inc.	5,000	123,000
Regency Centers Corp.	5,340	341,600
Retail Opportunity Investments Corp.	13,070	224,150
Sabra Healthcare REIT, Inc.	9,370	256,270
Saul Centers, Inc.	480	24,902
Senior Housing Properties Trust	8,890	153,530
Sovran Self Storage, Inc.	2,380	226,600
Summit Hotel Properties, Inc.	390	5,316
Tanger Factory Outlet Center	3,990	129,595
Taubman Centers, Inc.	2,720	203,456
The Geo Group, Inc.	2,993	112,986
UDR, Inc.	11,121	376,001
Universal Health Realty Income Trust	3,050	149,359
Urban Edge Properties	3,060	65,698
Urstadt Biddle Properties, Inc., Class A	920	17,572
Weingarten Realty Investors	6,670	234,651
WP GLIMCHER, Inc.	6,700	90,718
		11,426,330

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
Alexander & Baldwin, Inc.	6,150	232,162
Forestar Group, Inc.(a)	8,430	107,904
Jones Lang LaSalle, Inc.	2,474	440,471
		780,537

ROAD & RAIL (1.2%)
ArcBest Corp.	4,690	155,004
Celadon Group, Inc.	5,180	112,406
Con-way, Inc.	5,150	199,768
Genesee & Wyoming, Inc., Class A(a)	2,270	161,669
Heartland Express, Inc.	8,593	183,289
Knight Transportation, Inc.	5,800	156,832
Landstar System, Inc.	3,010	216,810
Marten Transport, Ltd.	440	8,532
Old Dominion Freight Line, Inc.(a)	4,210	307,962
Roadrunner Transportation System, Inc.(a)	8,790	230,122
Saia, Inc.(a)	3,030	131,563
Werner Enterprises, Inc.	2,430	68,623
		1,932,580

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.7%)
Advanced Energy Industries, Inc.(a)	1,750	45,832
Advanced Micro Devices, Inc.(a)	56,740	109,508
Atmel Corp.	17,050	141,174
Brooks Automation, Inc.	4,150	43,782
Cabot Microelectronics Corp.(a)	1,020	46,247
CEVA, Inc.(a)	810	15,171
Cirrus Logic, Inc.(a)	2,530	83,515
Cohu, Inc.	6,220	61,640
Cree, Inc.(a)	4,670	115,116
Cypress Semiconductor Corp.	12,610	144,763
Diodes, Inc.(a)	1,740	38,611
DSP Group, Inc.(a)	1,120	9,778
Exar Corp.(a)	2,120	16,684
Fairchild Semiconductor International, Inc.(a)	5,500	82,830
Integrated Device Technology, Inc.(a)	5,760	110,074
Intersil Corp., Class A	5,270	58,655
Kopin Corp.(a)	4,660	13,887
Kulicke & Soffa Industries, Inc.(a)	3,930	40,911
Micrel, Inc.	2,070	28,877
Microsemi Corp.(a)	3,790	124,843
MKS Instruments, Inc.	1,930	68,515
Monolithic Power Systems, Inc.	3,340	172,711
Nanometrics, Inc.(a)	970	13,270
Pericom Semiconductor Corp.	1,060	12,688
Power Integrations, Inc.	1,220	47,287
Rudolph Technologies, Inc.(a)	2,400	26,928
Semtech Corp.(a)	2,680	47,141
Silicon Laboratories, Inc.(a)	1,590	71,534
SunEdison, Inc.(a)	11,970	278,662
Synaptics, Inc.(a)	2,950	234,171
Teradyne, Inc.	7,980	153,695
Tessera Technologies, Inc.	4,460	154,584
Ultratech, Inc.(a)	1,120	17,830
Veeco Instruments, Inc.(a)	1,600	41,408
		2,672,322

SOFTWARE (3.7%)
ACI Worldwide, Inc.(a)	8,400	198,828
ANSYS, Inc.(a)	3,849	362,383
Blackbaud, Inc.	3,380	206,721
Bottomline Technologies, Inc.(a)	1,530	42,014
Cadence Design Systems, Inc.(a)	21,890	459,033
CDK Global, Inc.	6,560	338,759
CommVault Systems, Inc.(a)	1,810	67,821
Ebix, Inc.	1,230	38,118
EPIQ Systems, Inc.	1,695	28,052
FactSet Research Systems, Inc.	1,990	329,663
Fair Isaac Corp.	2,190	198,611
Fortinet, Inc.(a)	9,980	476,445
Informatica Corp.(a)	4,530	219,796
Interactive Intelligence Group, Inc.(a)	790	32,753
Manhattan Associates, Inc.(a)	5,850	379,197
Mentor Graphics Corp.	4,870	127,058
Microstrategy, Inc., Class A(a)	607	123,737
Monotype Imaging Holdings, Inc.	2,030	50,608
NetScout Systems, Inc.(a)	4,210	167,895
Progress Software Corp.(a)	2,220	65,890
PTC, Inc.(a)	5,110	185,749
Rovi Corp.(a)	3,733	41,026
Solarwinds, Inc.(a)	5,790	230,963
Solera Holdings, Inc.	2,960	108,306
Synchronoss Technologies, Inc.(a)	6,220	297,316
Synopsys, Inc.(a)	6,460	328,426
Tangoe, Inc.(a)	1,500	16,530
Tyler Technologies, Inc.(a)	1,770	246,986
Ultimate Software Group, Inc.(a)	1,629	300,078
Vasco Data Security International, Inc.(a)	3,790	77,278
		5,746,040

SPECIALTY RETAIL (4.3%)
Aaron's, Inc.	5,660	209,307
Abercrombie & Fitch Co., Class A	8,630	173,377
American Eagle Outfitters, Inc.	7,650	135,787
Ann, Inc.(a)	3,570	163,327
Ascena Retail Group, Inc.(a)	25,426	318,334
Barnes & Noble, Inc.(a)	6,520	171,411
Big 5 Sporting Goods Corp.	15,460	170,215
Cabela's, Inc., Class A(a)	2,150	95,524
Caleres, Inc.	1,965	64,924
Cato Corp., Class A	1,100	42,251
Chico's FAS, Inc.	6,890	104,866
Children's Place Retail Stores, Inc.	2,160	125,064
Christopher & Banks Corp.(a)	2,780	8,979
CST Brands, Inc.	6,060	229,553
Dick's Sporting Goods, Inc.	4,110	209,528
Finish Line, Inc., Class A	2,487	68,368

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2015 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Foot Locker, Inc.	7,580	$534,769
Francesca's Holdings Corp.(a)	5,460	66,394
Genesco, Inc.(a)	2,090	135,202
Group 1 Automotive, Inc.	1,010	97,940
Guess?, Inc.	7,530	164,832
Haverty Furniture Cos., Inc.	5,890	130,640
Hibbett Sports, Inc.(a)	1,100	50,105
Kirkland's, Inc.	850	23,188
Lithia Motors, Inc., Class A	970	116,099
Lumber Liquidators Holdings, Inc.(a)	1,140	22,002
MarineMax, Inc.(a)	1,240	22,394
Men's Wearhouse, Inc.	1,970	117,254
Monro Muffler Brake, Inc.	1,355	85,704
Murphy USA, Inc.(a)	4,050	221,778
Office Depot, Inc.(a)	26,426	211,408
Outerwall, Inc.	2,000	141,640
Rent-A-Center, Inc.	7,810	209,230
Select Comfort Corp.(a)	5,720	148,949
Signet Jewelers Ltd.	4,070	493,365
Sonic Automotive, Inc., Class A	7,710	179,566
Stage Stores, Inc.	10,242	180,259
Stein Mart, Inc.	7,300	74,387
The Buckle, Inc.	1,315	58,162
The Pep Boys - Manny, Moe & Jack(a)	27,560	326,586
Vitamin Shoppe, Inc.(a)	1,320	48,523
Williams-Sonoma, Inc.	4,450	376,737
Zumiez, Inc.(a)	4,100	107,010
		6,634,938

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.6%)
3D Systems Corp.(a)	4,310	56,719
Diebold, Inc.	2,700	91,935
Electronics for Imaging, Inc.(a)	3,640	166,348
Lexmark International, Inc., Class A	5,200	176,748
NCR Corp.(a)	9,570	263,558
QLogic Corp.(a)	4,040	35,835
Super Micro Computer, Inc.(a)	4,970	132,550
		923,693

TEXTILES, APPAREL & LUXURY GOODS (1.6%)
Carter's, Inc.	2,960	300,174
Crocs, Inc.(a)	4,120	64,808
Deckers Outdoor Corp.(a)	1,960	142,845
G-III Apparel Group Ltd.(a)	4,270	308,422
Iconix Brand Group, Inc.(a)	5,060	109,954
Kate Spade & Co.(a)	5,190	104,423
Movado Group, Inc.	2,680	67,884
Oxford Industries, Inc.	660	55,394
Perry Ellis International, Inc.(a)	6,650	160,198
Skechers U.S.A., Inc., Class A(a)	4,410	663,484
Steven Madden Ltd.(a)	2,737	114,078
Unifi, Inc.(a)	3,930	121,280
Wolverine World Wide, Inc.	7,190	210,811
		2,423,755

THRIFTS & MORTGAGE FINANCE (1.1%)
Astoria Financial Corp.	10,690	161,633
B of I Holding, Inc.(a)	1,540	189,189
Bank Mutual Corp.	23,640	171,863
Brookline Bancorp, Inc.	8,180	92,189
Dime Community Bancshares, Inc.	1,490	25,330
LendingTree, Inc.(a)	2,520	208,958
New York Community Bancorp, Inc.	20,500	390,115
Northwest Bancshares, Inc.	3,450	43,780
Oritani Financial Corp.	3,050	47,915
Provident Financial Services, Inc.	5,420	106,340
TrustCo Bank Corp. NY	3,990	24,858
Walker & Dunlop, Inc.(a)	1,030	24,669
Washington Federal, Inc.	7,720	179,722
		1,666,561

TRADING COMPANIES & DISTRIBUTORS (0.7%)
Applied Industrial Technologies, Inc.	1,520	58,718
DXP Enterprises, Inc.(a)	2,370	86,979
GATX Corp.	2,000	106,080
Kaman Corp., Class A	3,400	134,198
MSC Industrial Direct Co., Inc., Class A	2,340	166,748
Now, Inc.(a)	9,800	170,520
Veritiv Corp.(a)	3,670	136,744
Watsco, Inc.	1,180	151,323
		1,011,310

WATER UTILITIES (0.2%)
American States Water Co.	1,480	57,054
Aqua America, Inc.	6,982	177,622
		234,676

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Spok Holdings, Inc.	4,620	77,293
Telephone & Data Systems, Inc.	11,650	342,626
		419,919

TOTAL COMMON STOCKS		154,408,202

MONEY MARKET FUND (0.7%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(b)	1,059,361	1,059,361

TOTAL MONEY MARKET FUND		1,059,361
TOTAL INVESTMENTS (COST $132,917,435) 100.1%		155,467,563
LIABILITIES IN EXCESS OF OTHER ASSETS -0.1%		(51,603)

NET ASSETS 100.0%		$155,415,960

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of July 31, 2015.

REIT—Real Estate Investment Trust

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2015 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

At July 31, 2015, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation / (Depreciation)
Steward Small-Mid Cap Enhanced Index Fund	$133,341,352	$33,508,195	$(11,381,984)	$22,126,211

Notes to Schedules of Portfolio Investments

Capstone Series Fund, Inc.

July 31, 2015 (Unaudited)

Portfolio Valuation:

Steward Small-Mid Cap Enhanced Index Fund (“The Fund”) investments are recorded at fair value. In determining fair value, the Fund uses various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

Accounting principles generally accepted in the United States of America ("GAAP") establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Quoted prices in active markets for identical securities and NAVs for open-end mutual funds and money market funds

Level 2 – Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayments speeds and credit risks).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Fund’s assets measured at fair value as of July 31, 2015:

	Investments in Securities
Fund Name	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	$154,408,202	$–	$–	$154,408,202
Money Market Fund	1,059,361	–	–	1,059,361
Total	155,467,563	–	–	155,467,563

*Please refer to the Schedule of Portfolio Investments to view common stocks segregated by industry type.

The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of July 31, 2015 from those used on April 30, 2015. The Fund did not hold any Level 3 securities during the period ended July 31, 2015.

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CAPSTONE SERIES FUND, INC.

By (Signature and Title)	/s/ Edward L. Jaroski
Edward L. Jaroski, President

Date:	September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Edward L. Jaroski
Edward L. Jaroski, President

Date:	September 24, 2015

By (Signature and Title)	/s/ Carla Homer
Carla D. Homer, Treasurer

Date:	September 24, 2015